Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 3,674,163,781	$ 3,786,961,657	$ 3,462,993,642	$ 3,201,900,783
Reserve for Exchange Differences in Translation [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	101,654,836	6,976,383	$ 9,222,933	$ 12,423,692
Reserve for Exchange Differences in Translation [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	302,222	6,416,189
Reserve for Exchange Differences in Translation [Member] | GNL Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	900,483	$ 560,194
Reserve for Exchange Differences in Translation [Member] | Enel Green Power Chile Group [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ 100,452,131